Allianz AGIC International Growth Opportunities Fund (Prospectus Summary): | Allianz AGIC International Growth Opportunities Fund
Allianz AGIC International Growth Opportunities Fund (the “Fund”)

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 13, 2012
to the Statutory Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of
Allianz Funds Multi-Strategy Trust
Dated April 2, 2012 (as revised June 1, 2012)

Disclosure Relating to the Allianz AGIC International Growth Opportunities Fund (the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will be restated in its entirety as follows:

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of below $5 billion. The Fund normally invests in companies organized or headquartered in at least eight different countries (one of which may be the United States). The Fund may invest up to 30% of its assets in companies organized or headquartered in emerging market countries (but no more than 10% in any one emerging market country). Regional portfolio managers in North America, Europe and Asia collaborate to produce a portfolio that is believed likely to have the best investment opportunities from each of those regions. The portfolio managers develop forecasts of economic growth, inflation and interest rates that are used to help identify regions and countries that are likely to offer the best investment opportunities. The portfolio managers may consider the anticipated economic growth rate, political outlook, inflation rate, currency outlook and interest rate environment for the country and the region in which a company is located. The portfolio managers ordinarily look for the following characteristics: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue through either an expanding market or market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not intend to invest significantly in derivative instruments, it may do so at any time.

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to July 16, 2012, the Fund was managed by a different sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Within the Fund Summary relating to the Fund, the table entitled “Average Annual Total Returns (for periods ended 12/31/11)” in the subsection entitled “Management of the Fund” will be restated in its entirety as follows:
Average Annual Total Returns (for period ended 12/31/11)
Average Annual Total Returns Allianz AGIC International Growth Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Fund Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class – Before Taxes	(16.95%)		(0.82%)		9.43%		12.14%		Dec. 31, 1997
Institutional Class After Taxes on Distributions	Institutional Class – After Taxes on Distributions	(16.95%)		(3.22%)		8.01%		10.27%		Dec. 31, 1997
Institutional Class After Taxes on Distributions and Sales	Institutional Class – After Taxes on Distributions and Sale of Fund Shares	(11.02%)		(1.42%)		7.95%		10.10%		Dec. 31, 1997
Class P	Class P – Before Taxes	(17.04%)		(0.96%)		9.30%		12.04%		Dec. 31, 1997
Administrative Class	Administrative Class – Before Taxes	(17.28%)		(1.23%)		8.97%		11.67%		Dec. 31, 1997
Class D	Class D – Before Taxes	(17.26%)		(1.22%)		8.98%		11.68%		Dec. 31, 1997
S&P Developed Ex-US Small Cap Growth Index	S&P Developed Ex-US Small Cap Growth Index	(14.52%)	[1]	(3.46%)	[1]	7.77%	[1]	5.16%	[1]	Dec. 31, 1997	[1]
MSCI World ex-USA Small Cap Index (net)	MSCI World ex-USA Small Cap Index (net)	(15.81%)		(3.23%)		9.41%		6.67%		Dec. 31, 1997
MSCI EAFE Small Cap Index (net)	MSCI EAFE Small Cap Index (net)	(15.94%)		(4.14%)		9.01%		6.24%		Dec. 31, 1997
Lipper International Small/Mid Cap Growth Funds Average	Lipper International Small/Mid Cap Growth Funds Average	(14.65%)		(2.22%)		9.17%		7.47%		Dec. 31, 1997
[1]	The MSCI World ex-USA Small Cap Index replaced the S&P Developed Ex-US Small Cap Growth Index as the Fund’s primary benchmark as of July 16, 2012 to reflect certain changes to the Fund’s investment strategy. The Fund’s performance will also be compared to a secondary benchmark, the MSCI EAFE Small Cap Index (Europe, Australia, Far East).

Please retain this Supplement for future reference.